OTHER FINANCIAL DATA - COLLECTION ALLOWANCES (Details) (Allowance for Doubtful Accounts [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Valuation and Qualifying Accounts Disclosure [Line Items]
Allowance balance at January 1	$ 29	$ 29	$ 27
Provisions for uncollectible accounts	21	20	22
Write-offs of uncollectible accounts	(19)	(20)	(20)
Allowance balance at December 31	31	29	29
San Diego Gas and Electric Company and Subsidiary [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Allowance balance at January 1	6	5	4
Provisions for uncollectible accounts	5	8	7
Write-offs of uncollectible accounts	(5)	(7)	(6)
Allowance balance at December 31	6	6	5
Southern California Gas Company [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Allowance balance at January 1	12	14	16
Provisions for uncollectible accounts	12	8	8
Write-offs of uncollectible accounts	(10)	(10)	(10)
Allowance balance at December 31	$ 14	$ 12	$ 14